Intangible Assets, Net and Goodwill (Details) - Schedule of the estimated future amortization expense of intangible assets $ in Thousands	Dec. 31, 2022 USD ($)
Schedule of the Estimated Future Amortization Expense of Intangible Assets [Abstract]
2023	$ 20
2024-2026	47
Total	$ 67